Securities - Schedule of Securities Pledge to Secure Repurchase Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IFRS Statement [Line Items]
Securities sold under repurchase agreements	$ (310,197)	$ (300,498)	$ (427,498)
Financial assets at amortized cost, class
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	342,271	345,187
Securities sold under repurchase agreements	$ (310,197)	$ (300,498)